34. Discontinued operations (Details Narrative) - Discontinued operations [member] - Sendas [member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Other results from discontinued operations	R$ 84	R$ (100)	R$ (112)
Gain on discontinued operation	231
Discontinued operation, net	R$ 173